SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2022
SHORT-TERM LOANS
SHORT-TERM LOANS

7.            SHORT-TERM LOANS

Short-term loans as of December 31, 2021 represents bank borrowings of USD38,850 and RMB150,000 obtained from domestic commercial banks, the latter loan is guaranteed by Shanghai Qibutianxia Co,. Ltd. The short-term loan of USD38,850 bears interest rates of London InterBank Offered Rate (“LIBOR”) plus 300bps. The loan of RMB150,000 applying a fixed rate of 4.05%.

Short-term loans as of December 31, 2022 represents bank borrowings of RMB150,000 obtained from domestic commercial banks. The weighted average interest rate for the outstanding borrowings as of December 31, 2021 and 2022 was 3.46% and 3.30%, respectively. There is one financial covenant stipulating that Qiyu shall not make dividend distribution before the loans, interest and other payable due under the contract are paid.